March 22, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Prepared Portfolio 2015, BlackRock Prepared Portfolio 2020, BlackRock Prepared Portfolio 2025 and BlackRock Prepared Portfolio 2030, each a series of BlackRock Funds II (collectively, the “Funds”)

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 28, 2011, to the Prospectus and Statement of Additional Information, each dated February 28, 2011, for each of the Funds. The purpose of the filing is to submit the 497 filing dated February 28, 2011 in XBRL for the Funds.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8510.

Very truly yours,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC